UNAUDITED CONDENSED STATEMENTS OF OPERATIONS - USD ($)			3 Months Ended
		Jun. 30, 2020	Sep. 30, 2020	Sep. 30, 2020
General and administrative expenses		$ 1,500	$ 450,986	$ 452,486
Franchise tax expense			49,914	49,914
Loss from operations			(500,900)	(502,400)
Interest earned on cash equivalents held in Trust Account			1,489	1,489
Loss before income tax expense			(499,411)	(500,911)
Income tax benefit
Net loss		$ (1,500)	$ (499,411)	$ (500,911)
Weighted average shares outstanding (in Shares)	[1],[2]	2,625,000
Basic and diluted net income (loss) (in Dollars per share)		$ 0.00
Class A common stock
Weighted average shares outstanding (in Shares)			12,516,500	12,516,500
Basic and diluted net income (loss) (in Dollars per share)
Class B common stock
Weighted average shares outstanding (in Shares)			3,018,750	3,018,750
Basic and diluted net income (loss) (in Dollars per share)			$ (0.17)	$ (0.17)

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.05 stock split of each outstanding share of Class B common stock in August 2020 (see Note 4).
[2]	This number excludes an aggregate of up to 393,750 shares of Class B common stock subject to forfeiture by our sponsor if the over-allotment option is not exercised in full or in part by the underwriters.